REVENUE (Details - Contract liabilities)	12 Months Ended
Dec. 31, 2021 USD ($)
Revenue from Contract with Customer [Abstract]
Beginning balance	$ 0
Contract with Customer, Liability, Increase (Decrease) for Contract Acquired in Business Combination	4,139,193
Contract with Customer, Liability, Revenue Recognized	0
Ending Balance	$ 3,216,562